Related Party Transactions - Amounts Due from (to) Related Parties (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Related Party Transaction
Amounts due from related parties (Note 14)	$ 153	$ 705
Amount due to related parties (Note 14)	$ 2,778	$ 2,392
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party	Related Party
KOAS
Related Party Transaction
Amount due to related parties (Note 14)	$ 1,570	$ 1,663
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party	Related Party
KNOT and affiliates
Related Party Transaction
Amount due to related parties (Note 14)	$ 1,208	$ 729
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party	Related Party
Related Party
Related Party Transaction
Amounts due from related parties (Note 14)	$ 153	$ 705
Related Party | KOAS
Related Party Transaction
Amounts due from related parties (Note 14)	153	33
Related Party | KNOT and affiliates
Related Party Transaction
Trade receivables	$ 1,342	1
Amounts due from related parties (Note 14)		$ 672